Significant Accounting Policies (Narrative) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / T $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / T $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Accounting Policies Disclosure [Line Items]
Accounts receivable, provision for doubtful accounts	$ 0	$ 0	$ 0
Impairment		$ 0	0	$ 0
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration		Asset Impairment Charges
Time period for measurement of time charter rate, input for calculation of vessel impairments		10 years
Provision for Doubtful Accounts		$ 0	133,000	300,000
Accrued interest income	$ 1,206,000	1,206,000	578,000
Management fees to a related party (Note 4(a))		$ 1,313,000	$ 511,000	$ 1,432,000
Earnings Per Share Basic | $ / shares		$ 0.44	$ 1.42	$ 0.64
Earnings Per Share Diluted | $ / shares		$ 0.42	$ 1.36	$ 0.61
Salvage Value [Member]
Accounting Policies Disclosure [Line Items]
Scrap rate | $ / T	400		250
Change In Accounting Estimate Description	Effective July 1, 2023, the Company changed its estimated scrap rate of its vessels from $250 per lightweight ton to $400 per lightweight ton, calculated based on the average demolition prices in different markets, during the last 15 years.
Net income	$ 3,773,000
Earnings Per Share Basic | $ / shares	$ 0.04
Earnings Per Share Diluted | $ / shares	$ 0.04
Diana Wilhelmsen Management Limited [Member]
Accounting Policies Disclosure [Line Items]
Provision for Doubtful Accounts			$ 0	$ 300,000	$ 0
Building [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	55 years	55 years
Property and equipment, residual value	$ 0	$ 0
Furniture [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Office Equipment [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Vehicles [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Car [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	10 years	10 years
Computer Software and Hardware [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	3 years	3 years
Vessels [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	25 years	25 years